Other Current Receivables - Summary of Other Current Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Current Receivables [Abstract]
Value added tax	$ 6,169	$ 8,954
Advance payments to vendors	1,158	1,788
Short-term derivatives		857
Other	8,411	22,221
Total	$ 15,738	$ 33,820